Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$2,905,685	$2,953,890
Senior Notes	2,805,758	824,446
Euro Notes	270,060	267,240
European Investment Bank Agreements	353,660	351,686
Capital lease obligations	13,427	15,439
Other	112,383	160,957
	6,460,973	4,573,658
Less current maturities	(974,220)	(263,982)
	$5,486,753	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	September 30, 2011	December 31, 2010	September 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$135,030	$81,126
Term Loan A	1,245,000	1,335,000	1,245,000	1,335,000
Term Loan B	1,525,655	1,537,764	1,525,655	1,537,764
	$3,970,655	$4,072,764	$2,905,685	$2,953,890